Share capital - Weighted average assumptions (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share capital [Abstract]
Annualized volatility	74.00%	74.00%
Risk-free interest rate	1.31%	0.60%
Life of options in years	6.6	4
Estimated forfeiture rate, share options granted	25.50%	16.90%
Expected dividend as percentage, share options granted	0.00%	0.00%
Exercise price, share options granted	$ 4.12	$ 2.68
Market price on date of grant, share options granted	$ 4.12	$ 2.68
Share options granted, fair value	$ 2.79	$ 1.47